Shareholder Report, Holdings (Details) - C000032336	Jun. 30, 2025
Standard Chartered U.S. Treasury RepoFR_935MKJ009_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Goldman Sachs & Co. U.S. Treasury RepoFR_99VDKE008_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNP Paribas Securities Corp. U.S. Treasury RepoFR_927NEF002_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Citigroup Global Markets, Inc. U.S. Treasury RepoFR_985TJA004_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury RepoFR_99VDMN006_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JP Morgan Securities, Inc. U.S. Treasury RepoFR_930PNJ004_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mitsubishi UFJ U.S. Treasury RepoFR_937KGC001_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Treasury NotesFR_912828K74_2.000000_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury BillsFR_912797QF7_0.010000_2025-10-16
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury Floating Rate NotesFR_91282CLT6_4.444961_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	50.50%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	40.20%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%